Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
THEMATIC BETA ETFs
FIRST QUARTER REPORT
June 30, 2023 (Unaudited)
Columbia EM Core ex-China ETF
Columbia Emerging Markets Consumer ETF
Columbia India Consumer ETF

PORTFOLIO OF INVESTMENTS
Columbia EM Core ex-China ETF
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia EM Core ex-China ETF | First Quarter Report 2023
Common Stocks - 86 .0%
Issuer Shares Value ($)
Brazil - 5.2%
3R PETROLEUM OLEO E GAS SA
(a)
24,872 153,903
Ambev SA 186,238 594,927
B3 SA - Brasil Bolsa Balcao 342,496 1,037,286
Banco BTG Pactual SA 208,741 1,360,884
Banco do Brasil SA 93,105 953,438
Banco Santander Brasil SA 216,964 1,377,614
Caixa Seguridade Participacoes S/A 115,870 247,401
Cia Siderurgica Nacional SA 84,677 212,921
Embraer SA
(a)
94,870 364,612
Hapvida Participacoes e Investimentos
SA
(a),(b)
334,852 304,032
Localiza Rent a Car SA 36,229 514,446
Lojas Renner SA 68,365 283,437
Magazine Luiza SA
(a)
223,815 156,355
PRIO SA
(a)
45,774 351,845
Rede D'Or Sao Luiz SA
(b)
29,304 199,977
Suzano SA 54,570 500,225
TOTVS SA 54,830 340,755
Vale SA 194,316 2,586,852
WEG SA 104,085 814,513
Total 12,355,423
Chile - 0.4%
Empresas Copec SA 97,979 726,766
Latam Airlines Group SA
(a)
19,835,913 187,441
Total 914,207
China - 0.1%
Silergy Corp. 24,004 296,731
Colombia - 0.1%
Interconexion Electrica SA ESP 37,394 151,250
Czech Republic - 0.1%
CEZ AS 5,522 228,215
Egypt - 0.1%
Commercial International Bank Egypt SAE 132,110 218,046
Greece - 0.1%
Motor Oil Hellas Corinth Refineries SA 5,270 133,390
Hungary - 0.4%
MOL Hungarian Oil & Gas PLC 18,361 160,469
OTP Bank Nyrt 16,484 584,843
Richter Gedeon Nyrt 10,684 263,125
Total 1,008,437
India - 11.4%
Adani Enterprises Ltd. 10,380 302,159
Adani Green Energy Ltd.
(a)
11,057 127,490
Adani Ports & Special Economic Zone Ltd. 73,035 658,137
Adani Power Ltd.
(a)
49,240 149,966
Bandhan Bank Ltd.
(a),(b)
45,766 135,034
Coal India Ltd. 131,896 371,396
HDFC Bank Ltd. ADR 81,285 5,665,564
HDFC Life Insurance Co. Ltd.
(b)
46,280 367,368
Hindalco Industries Ltd. 76,445 392,260
ICICI Bank Ltd. ADR 232,694 5,370,577
IDBI Bank Ltd.
(a)
476,965 321,809
Infosys Ltd. ADR 226,365 3,637,686
ITC Ltd. 441,093 2,428,166
NTPC Ltd. 245,265 565,505
Oil & Natural Gas Corp. Ltd. 203,539 397,718
Power Grid Corp of India Ltd. 149,593 465,266
State Bank of India GDR 25,048 1,755,865
Tata Motors Ltd.
(a)
201,259 1,461,059
Tata Power Co. Ltd. (The) 109,201 295,311
Common Stocks (continued)
Issuer Shares Value ($)
Tata Steel Ltd. 480,842 656,470
Vedanta Ltd. 158,462 536,891
Wipro Ltd. 100,528 476,868
Zee Entertainment Enterprises Ltd. 85,486 184,808
Zomato Ltd.
(a)
256,516 234,671
Total 26,958,044
Indonesia - 3.5%
PT Adaro Energy Indonesia Tbk 1,064,049 158,268
PT Astra International Tbk 2,122,579 959,178
PT Bank Central Asia Tbk 4,859,123 2,965,548
PT Bank Mandiri Persero Tbk 4,751,602 1,648,046
PT Bank Rakyat Indonesia Persero Tbk 1,540,045 557,261
PT Bayan Resources Tbk 350,676 362,546
PT GoTo Gojek Tokopedia Tbk
(a)
50,719,475 372,129
PT Merdeka Copper Gold Tbk
(a)
694,619 141,773
PT Telkom Indonesia Persero Tbk 4,646,374 1,239,653
Total 8,404,402
Kuwait - 1.1%
Agility Public Warehousing Co KSC
(a)
153,712 311,575
Al Ahli Bank of Kuwait KSCP 184,054 140,728
Boubyan Bank KSCP 158,851 330,778
Boubyan Petrochemicals Co KSCP 71,187 172,554
Commercial Bank of Kuwait KPSC 6,995 11,493
Gulf Bank KSCP 336,612 290,230
Kuwait Finance House KSCP 272,985 661,701
Mabanee Co KPSC 47,737 130,622
National Bank of Kuwait SAKP 152,321 463,381
National Industries Group Holding SAK 252,352 166,675
Total 2,679,737
Malaysia - 1.9%
CIMB Group Holdings Bhd 119,340 129,375
Dialog Group Bhd 1,034,417 456,540
Genting Malaysia Bhd 347,575 183,189
IHH Healthcare Bhd 870,824 1,098,908
Inari Amertron Bhd 480,861 282,284
Malayan Banking Bhd 231,940 428,847
Public Bank Bhd 168,414 138,917
Tenaga Nasional Bhd 911,599 1,767,535
Top Glove Corp. Bhd
(a)
577,300 100,185
Total 4,585,780
Mexico - 4.4%
America Movil SAB de CV Series B 473,713 513,749
Arca Continental SAB de CV 43,760 448,916
Cemex SAB de CV Series CPO
(a)
1,165,374 822,193
Controladora Vuela Cia de Aviacion SAB de
CV Class A
(a)
123,125 172,083
Fomento Economico Mexicano SAB de CV
Series UBD 97,703 1,079,715
Grupo Aeroportuario del Centro Norte SAB
de CV 31,568 334,777
Grupo Aeroportuario del Pacifico SAB de CV
Class B 26,754 479,265
Grupo Aeroportuario del Sureste SAB de CV
Class B 12,673 352,624
Grupo Bimbo SAB de CV Series A 215,010 1,148,985
Grupo Financiero Banorte SAB de CV Class
O 171,151 1,409,185
Grupo Mexico SAB de CV Series B 224,628 1,079,362
Grupo Televisa SAB Series CPO 256,047 262,907
Prologis Property Mexico SA de CV 99,536 369,114

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
June 30, 2023 (Unaudited)
Columbia EM Core ex-China ETF | First Quarter Report 2023 3
Common Stocks (continued)
Issuer Shares Value ($)
Wal-Mart de Mexico SAB de CV 473,780 1,870,755
Total 10,343,630
Philippines - 1.4%
ACEN Corp.
(a)
1,554,114 151,753
Ayala Corp. 46,545 527,009
Ayala Land, Inc. 470,243 207,011
JG Summit Holdings, Inc. 235,527 189,661
Manila Electric Co. 109,697 665,739
SM Investments Corp. 75,142 1,259,184
SM Prime Holdings, Inc. 398,826 237,347
Total 3,237,704
Poland - 1.0%
Powszechna Kasa Oszczednosci Bank
Polski SA 124,054 1,103,767
Powszechny Zaklad Ubezpieczen SA 121,136 1,175,001
Total 2,278,768
Russia - 0.0%
Gazprom PJSC
(c),(d),(e),(f)
251,024 0
LUKOIL PJSC
(c),(d),(e)
14,277 0
MMC Norilsk Nickel PJSC ADR
(a),(c),(d),(e)
19,108 0
Mobile TeleSystems PJSC ADR
(a),(c),(d),(e)
49,482 0
Total 0
South Africa - 4.5%
Absa Group Ltd. 24,708 219,611
Anglo American Platinum Ltd. 6,167 277,888
Bid Corp. Ltd. 38,877 850,525
Bidvest Group Ltd. (The) 65,884 912,445
Capitec Bank Holdings Ltd. 5,013 416,041
FirstRand Ltd. 433,874 1,573,235
Gold Fields Ltd. 57,232 792,652
Harmony Gold Mining Co. Ltd. 53,936 226,265
Impala Platinum Holdings Ltd. 55,938 371,079
Mr Price Group Ltd. 19,712 150,465
MTN Group Ltd. 114,388 836,509
Naspers Ltd. Class N 11,268 2,027,390
Sasol Ltd. 34,388 424,606
Shoprite Holdings Ltd. 61,791 737,910
Sibanye Stillwater Ltd. 213,070 327,084
Standard Bank Group Ltd. 41,941 394,184
Total 10,537,889
South Korea - 15.7%
Celltrion Healthcare Co. Ltd. 6,633 329,724
Celltrion, Inc. 9,596 1,113,519
CosmoAM&T Co. Ltd.
(a)
557 78,964
DB HiTek Co. Ltd. 4,919 235,562
Doosan Enerbility Co. Ltd.
(a)
26,552 364,935
Ecopro BM Co. Ltd. 1,893 357,725
Ecopro Co. Ltd. 689 394,267
Hana Financial Group, Inc. 27,326 812,947
HLB, Inc.
(a)
7,483 184,569
HMM Co. Ltd. 29,541 422,607
HYBE Co. Ltd.
(a)
1,668 356,348
Hyundai Motor Co. 9,649 1,512,176
Kakao Corp. 24,218 902,443
KakaoBank Corp. 16,704 301,081
KB Financial Group, Inc. 30,354 1,099,991
Kia Corp. 19,213 1,290,442
L&F Co. Ltd. 1,286 237,163
LG Chem Ltd. 2,703 1,368,270
LG Electronics, Inc. 9,137 878,578
LG Energy Solution Ltd.
(a)
1,704 715,146
Common Stocks (continued)
Issuer Shares Value ($)
LG Innotek Co. Ltd. 662 155,496
NAVER Corp. 10,504 1,457,239
POSCO Future M Co. Ltd. 867 232,270
POSCO Holdings, Inc. 4,382 1,290,340
Samsung Electro-Mechanics Co. Ltd. 7,214 791,123
Samsung Electronics Co. Ltd. 258,027 14,138,466
Samsung Engineering Co. Ltd.
(a)
13,533 290,657
Samsung SDI Co. Ltd. 3,266 1,658,220
Shinhan Financial Group Co. Ltd. 37,776 974,754
SK Hynix, Inc. 28,033 2,450,880
SK Innovation Co. Ltd.
(a)
3,134 376,989
SK Telecom Co. Ltd. 6,000 212,196
Woori Financial Group, Inc. 21,186 189,567
Total 37,174,654
Taiwan - 25.1%
Accton Technology Corp. 25,314 283,664
Acer, Inc. 290,129 292,043
Advantech Co. Ltd. 24,156 317,612
Alchip Technologies Ltd. 6,034 347,767
ASE Technology Holding Co. Ltd. 140,794 499,534
Asia Vital Components Co. Ltd. 53,654 466,864
Asustek Computer, Inc. 27,570 278,404
AUO Corp. 546,759 326,533
Catcher Technology Co. Ltd. 127,611 719,091
Cathay Financial Holding Co. Ltd. 165,012 228,620
Chailease Holding Co. Ltd.
(a)
51,759 339,027
Chang Hwa Commercial Bank Ltd. 1,750,955 1,048,510
China Airlines Ltd. 170,333 143,291
China Development Financial Holding Corp. 424,692 169,089
China Steel Corp. 1,070,732 1,010,757
Chipbond Technology Corp. 533,673 1,081,243
Chunghwa Telecom Co. Ltd. 457,417 1,711,027
CTBC Financial Holding Co. Ltd. 1,757,065 1,401,951
Delta Electronics, Inc. 95,006 1,050,894
E Ink Holdings, Inc. 40,011 289,055
E.Sun Financial Holding Co. Ltd. 436,494 365,094
eMemory Technology, Inc. 5,323 377,718
Eva Airways Corp. 317,856 406,193
Evergreen Marine Corp. Taiwan Ltd. 29,000 87,062
Far Eastern New Century Corp. 1,388,593 1,491,385
Far EasTone Telecommunications Co. Ltd. 445,323 1,123,871
Faraday Technology Corp. 23,010 155,890
Formosa Chemicals & Fibre Corp. 261,930 564,321
Formosa Petrochemical Corp. 256,410 694,035
Formosa Plastics Corp. 461,919 1,271,058
Fubon Financial Holding Co. Ltd. 204,696 399,606
Gigabyte Technology Co. Ltd. 52,638 411,545
Global Unichip Corp. 2,048 105,542
Hon Hai Precision Industry Co. Ltd. 780,015 2,830,089
Innolux Corp. 682,902 334,385
Largan Precision Co. Ltd. 9,182 627,965
Lite-On Technology Corp. 132,671 440,895
Makalot Industrial Co. Ltd. 63,404 614,812
MediaTek, Inc. 89,867 1,985,214
Mega Financial Holding Co. Ltd. 272,993 334,837
Nan Ya Plastics Corp. 743,768 1,731,387
Novatek Microelectronics Corp. 35,236 482,530
PharmaEssentia Corp.
(a)
11,063 120,596
President Chain Store Corp. 91,684 831,631
Quanta Computer, Inc. 26,640 130,016
Taiwan Business Bank 2,589,263 1,184,703
Taiwan Mobile Co. Ltd. 431,845 1,325,575

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
June 30, 2023 (Unaudited)
4 Columbia EM Core ex-China ETF | First Quarter Report 2023
Common Stocks (continued)
Issuer Shares Value ($)
Taiwan Semiconductor Manufacturing Co.
Ltd. 1,243,259 22,993,375
Unimicron Technology Corp. 77,323 436,958
Uni-President Enterprises Corp. 574,695 1,407,928
United Microelectronics Corp. 730,145 1,137,024
Walsin Lihwa Corp. 162,631 214,095
Wan Hai Lines Ltd. 57,764 109,428
Wistron Corp. 39,956 116,489
Wiwynn Corp. 6,658 303,564
Yang Ming Marine Transport Corp.
(a)
136,161 275,430
Total 59,427,222
Thailand - 3.5%
Bangkok Expressway & Metro PCL NVDR 1,000,857 241,357
BTS Group Holdings PCL NVDR 4,569,287 960,124
Bumrungrad Hospital PCL NVDR 47,429 302,325
Central Retail Corp PCL NVDR 222,838 245,119
Charoen Pokphand Foods PCL NVDR 331,771 184,343
CP ALL PCL NVDR 651,598 1,148,635
Delta Electronics Thailand PCL NVDR 282,100 732,004
Energy Absolute PCL NVDR 84,435 135,744
Gulf Energy Development PCL NVDR 350,600 462,292
Home Product Center PCL NVDR 2,471,313 975,839
Kasikornbank PCL NVDR 49,484 180,741
Krung Thai Bank PCL NVDR 435,036 238,040
Minor International PCL NVDR 231,891 224,010
SCB X PCL 296,689 891,197
Siam Cement PCL (The) 67,201 610,315
Thai Oil PCL NVDR 99,108 123,693
Thai Union Group PCL NVDR 1,619,729 589,325
Total 8,245,103
Turkey - 0.7%
BIM Birlesik Magazalar AS 24,815 162,292
Eregli Demir ve Celik Fabrikalari TAS
(a)
151,468 213,345
Sasa Polyester Sanayi AS
(a)
59,118 129,143
Turk Hava Yollari AO
(a)
86,195 640,429
Turkiye Petrol Rafinerileri AS 200,575 610,111
Total 1,755,320
United Arab Emirates - 5.3%
Abu Dhabi Commercial Bank PJSC 166,078 366,696
Abu Dhabi Islamic Bank PJSC 140,696 407,565
Abu Dhabi National Energy Co. PJSC 108,642 104,411
Abu Dhabi National Hotels 83,621 120,205
Abu Dhabi Ports Co. PJSC
(a)
274,468 480,480
ADNOC Drilling Co. PJSC 121,453 117,715
Adnoc Gas PLC
(a)
487,250 408,579
Aldar Properties PJSC 212,339 294,253
Alpha Dhabi Holding PJSC
(a)
87,134 496,275
Commercial Bank of Dubai PSC 149,414 184,680
Dana Gas PJSC 1,213,636 284,158
Dubai Electricity & Water Authority PJSC 174,029 124,135
Dubai Investments PJSC 226,273 143,536
Dubai Islamic Bank PJSC 259,183 385,982
Emaar Development PJSC 54,485 85,739
Emaar Properties PJSC 291,452 508,626
Emirates Integrated Telecommunications
Co. PJSC 111,065 159,656
Emirates NBD Bank PJSC 115,222 465,838
Emirates Telecommunications Group Co.
PJSC 186,102 1,134,938
First Abu Dhabi Bank PJSC 327,259 1,215,288
International Holding Co. PJSC
(a)
42,248 4,531,850
Common Stocks (continued)
Issuer Shares Value ($)
Multiply Group PJSC
(a)
262,083 225,475
National Marine Dredging Co.
(a)
18,976 100,846
Q Holding PJSC
(a)
242,728 155,957
Total 12,502,883
Total Common Stocks
(Cost: $ 195,327,429 ) 203,436,835
Exchange-Traded Equity Funds 7 .7%
Issuer Shares Value ($)
United States  5.8%
iShares MSCI Kuwait ETF 37,665 1,208,670
iShares MSCI Qatar ETF 85,421 1,529,036
iShares MSCI Saudi Arabia ETF 245,000 10,125,850
iShares MSCI UAE ETF 55,096 807,156
Total 13,670,712
United States  1.9%
iShares MSCI Turkey ETF 160,772 4,541,809
Total Exchange-Traded Equity Funds
(Cost $18,065,244) 18,212,521
Preferred Stocks - 2 .9%
Issuer Shares Value ($)
Brazil - 2.7%
Banco Bradesco SA Preference Shares 355,480 1,212,199
Gerdau SA Preference Shares 83,821 435,612
Itau Unibanco Holding SA Preference Shares 329,690 1,942,328
Itausa SA Preference Shares 682,980 1,364,827
Petroleo Brasileiro SA Preference Shares 232,737 1,424,694
Total 6,379,660
Chile - 0.2%
Sociedad Quimica y Minera de Chile SA
Preference Shares Class B 9,011 656,029
Total Preferred Stocks
(Cost: $ 5,992,563 ) 7,035,689
Money Market Funds - 8 .5%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 4.979%
(g)
20,071,826 20,071,826
Total Money Market Funds
(Cost: $20,071,826) 20,071,826
Total Investments in Securities
(Cost: $239,457,062) 248,756,871
Other Assets & Liabilities, Net (12,170,754)
Net Assets 236,586,117

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
June 30, 2023 (Unaudited)
Columbia EM Core ex-China ETF | First Quarter Report 2023 5
Security
Acquisition Dates
Shares
Cost ($)
Value ($)
Gazprom PJSC
04/19/2016-02/16/2022
251,024
961,853
—
LUKOIL PJSC
04/19/2016-02/16/2022
14,277
1,117,736
—
MMC Norilsk Nickel PJSC ADR
06/19/2020-02/16/2022
19,108
569,160
—
Mobile TeleSystems PJSC ADR
06/19/2020-02/16/2022
49,482
421,211
—
3,069,960
—
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2023, the total value of these securities amounted to $1,006,411, which represents 0.43% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2023, the value of these securities amounted to
$0, which represents less than 0.01% of net assets.
(d) Valuation based on significant unobservable inputs.
(e) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At June 30, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(f) As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(g) The rate shown is the seven-day current annualized yield at June 30, 2023.
Abbreviation Legend
ADR American Depositary Receipts
ETF Exchange Traded Fund
GDR Global Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

PORTFOLIO OF INVESTMENTS
Columbia Emerging Markets Consumer ETF
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
6 Columbia Emerging Markets Consumer ETF | First Quarter Report 2023
Common Stocks - 99.6%
Issuer Shares Value ($)
Brazil - 4.7%
Raia Drogasil SA 245,787 1,508,146
Telefonica Brasil SA 93,206 836,033
Vibra Energia SA 250,866 938,667
Total 3,282,846
China - 36.5%
Alibaba Group Holding Ltd. ADR
(a)
36,272 3,023,271
ANTA Sports Products Ltd. 65,639 670,495
Baidu, Inc. ADR
(a)
13,631 1,866,220
Bilibili , Inc. ADR
(a)
14,397 217,395
BYD Co. Ltd. Class H 43,149 1,376,522
China Mengniu Dairy Co. Ltd.
(a)
156,580 589,428
China Resources Beer Holdings Co. Ltd. 83,210 547,895
China Tower Corp. Ltd. Class H
(b)
2,457,916 272,872
Geely Automobile Holdings Ltd. 250,424 305,496
Great Wall Motor Co. Ltd. Class H 135,648 155,267
Guangzhou Automobile Group Co. Ltd. Class
H 150,887 89,917
Haier Smart Home Co. Ltd. Class H 118,201 371,801
Hengan International Group Co. Ltd. 34,739 146,286
JD.com, Inc. ADR 58,558 1,998,585
Kuaishou Technology
(a),(b)
86,515 591,185
Li Ning Co. Ltd. 123,026 661,709
Meituan Class B
(a),(b)
196,379 3,064,741
NetEase , Inc. ADR 17,986 1,739,066
Nongfu Spring Co. Ltd. Class H
(b)
89,106 491,774
PDD Holdings, Inc. ADR
(a)
23,309 1,611,584
Tencent Holdings Ltd. 72,323 3,060,295
Tencent Music Entertainment Group ADR
(a)
32,985 243,429
Tingyi Cayman Islands Holding Corp. 101,195 157,282
Tsingtao Brewery Co. Ltd. Class H 31,251 283,933
Vipshop Holdings Ltd. ADR
(a)
15,778 260,337
Want Want China Holdings Ltd. 265,985 176,495
Yum China Holdings, Inc. 22,109 1,249,158
Zhongsheng Group Holdings Ltd. 32,403 123,838
Total 25,346,276
Greece - 0.7%
Hellenic Telecommunications Organization
SA 26,279 450,412
India - 23.9%
Avenue Supermarts Ltd.
(a),(b)
23,918 1,133,912
Hero MotoCorp Ltd. 19,906 706,132
Hindustan Unilever Ltd. 94,049 3,070,318
ITC Ltd. 472,585 2,601,525
Mahindra & Mahindra Ltd. GDR 144,963 2,565,845
Maruti Suzuki India Ltd. 20,896 2,493,434
Nestle India Ltd. 5,799 1,618,358
Titan Co. Ltd. 65,087 2,417,985
Total 16,607,509
Indonesia - 2.9%
PT Telkom Indonesia Persero Tbk 7,659,944 2,043,674
Kuwait - 0.9%
Mobile Telecommunications Co. KSCP 379,095 638,917
Mexico - 3.4%
Fomento Economico Mexicano SAB de CV
Series UBD 98,787 1,091,694
Grupo Televisa SAB Series CPO 137,234 140,911
Wal-Mart de Mexico SAB de CV 286,778 1,132,364
Total 2,364,969
Russia - 0.9%
Magnit PJSC GDR
(a),(c),(d),(e)
2 0
Common Stocks (continued)
Issuer Shares Value ($)
Magnit PJSC
(a),(c),(d),(e)
15,524 0
Mobile TeleSystems PJSC ADR
(a),(c),(d),(e)
86,390 0
Yandex NV Class A
(a),(c),(d),(e)
66,463 604,149
Total 604,149
Saudi Arabia - 5.4%
Almarai Co. JSC 30,573 494,783
Etihad Etisalat Co. 45,767 584,488
Saudi Telecom Co. 228,923 2,655,011
Total 3,734,282
South Africa - 2.6%
Shoprite Holdings Ltd. 79,124 944,902
Vodacom Group Ltd. 138,665 860,268
Total 1,805,170
Taiwan - 12.8%
Chunghwa Telecom Co. Ltd. 691,039 2,584,920
Far EasTone Telecommunications Co. Ltd. 286,559 723,195
Hotai Motor Co. Ltd. 62,103 1,623,139
President Chain Store Corp. 102,162 926,673
Taiwan Mobile Co. Ltd. 307,580 944,136
Uni -President Enterprises Corp. 850,819 2,084,396
Total 8,886,459
Thailand - 3.0%
Advanced Info Service PCL 119,703 722,506
Advanced Info Service PCL 1,000 6,036
CP ALL PCL 15,500 27,323
CP ALL PCL 484,192 853,533
Thai Beverage PCL 1,025,128 439,335
Total 2,048,733
United Arab Emirates - 1.9%
Emirates Telecommunications Group Co.
PJSC 214,495 1,308,092
Total Common Stocks
(Cost: $75,722,548) 69,121,488
Money Market Funds - 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 4.979%
(f)
233,402 233,402
Total Money Market Funds
(Cost: $233,402) 233,402
Total Investments in Securities
(Cost: $75,955,950) 69,354,890
Other Assets & Liabilities, Net 53,667
Net Assets 69,408,557

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Emerging Markets Consumer ETF
June 30, 2023 (Unaudited)
Columbia Emerging Markets Consumer ETF | First Quarter Report 2023 7
Security
Acquisition Dates
Shares
Cost ($)
Value ($)
Magnit PJSC GDR
9/1/2022
2
—
—
Magnit PJSC
12/27/2012-12/17/2021
15,524
3,017,072
—
Mobile TeleSystems PJSC ADR
09/18/2020-12/17/2021
86,390
774,283
—
Yandex NV Class A
03/15/2019-12/17/2021
66,463
2,808,034
604,149
6,599,389
604,149
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2023, the total value of these securities amounted to $5,554,484, which represents 8.00% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2023, the value of these securities amounted to
$604,149, which represents 0.87% of net assets.
(d) Valuation based on significant unobservable inputs.
(e) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At June 30, 2023, the total market value of these securities amounted to $604,149, which represents 0.87% of total net assets. Additional information on these securities is as follows:
(f) The rate shown is the seven-day current annualized yield at June 30, 2023.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
PJSC Private Joint Stock Company
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

PORTFOLIO OF INVESTMENTS (Consolidated)
Columbia India Consumer ETF
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
8 Columbia India Consumer ETF | First Quarter Report 2023
Notes to Consolidated Portfolio of Investments
Common Stocks - 103.5%
Issuer Shares Value ($)
Consumer Discretionary - 57.2%
Bajaj Auto Ltd. 78,155 4,469,586
Bharat Forge Ltd. 161,078 1,643,055
Bosch Ltd. 5,659 1,313,574
Eicher Motors Ltd. 89,970 3,926,333
FSN E-Commerce Ventures Ltd.
(a)
701,157 1,270,072
Hero MotoCorp Ltd. 88,562 3,141,590
Indian Hotels Co. Ltd. 563,784 2,697,408
Mahindra & Mahindra Ltd. 261,202 4,628,237
Maruti Suzuki India Ltd. 37,251 4,445,008
Page Industries Ltd. 3,453 1,584,614
Samvardhana Motherson International Ltd. 1,313,676 1,372,345
Tata Motors Ltd.
(a)
735,152 5,336,907
Titan Co. Ltd. 134,884 5,010,946
Trent Ltd. 132,438 2,848,015
Tube Investments of India Ltd. 70,115 2,713,533
TVS Motor Co. Ltd. 149,418 2,414,493
Zomato Ltd.
(a)
3,488,978 3,191,855
Total 52,007,571
Consumer Staples - 46.3%
Adani Wilmar Ltd.
(a)
107,277 536,083
Avenue Supermarts Ltd.
(a),(b)
94,466 4,478,473
Britannia Industries Ltd. 74,325 4,552,252
Dabur India Ltd. 391,466 2,734,040
Common Stocks (continued)
Issuer Shares Value ($)
Godrej Consumer Products Ltd.
(a)
243,498 3,208,598
Hindustan Unilever Ltd. 129,962 4,242,731
ITC Ltd. 825,814 4,546,010
Marico Ltd. 358,262 2,318,722
Nestle India Ltd. 17,333 4,837,214
Procter & Gamble Hygiene & Health Care
Ltd. 6,453 1,126,766
Tata Consumer Products Ltd. 414,662 4,351,522
United Spirits Ltd.
(a)
190,910 2,122,819
Varun Beverages Ltd. 318,006 3,111,011
Total 42,166,241
Total Common Stocks
(Cost: $64,333,729) 94,173,812
Money Market Funds - 0.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 4.979%
(c)
337,761 337,761
Total Money Market Funds
(Cost: $337,761) 337,761
Total Investments in Securities
(Cost: $64,671,490) 94,511,573
Other Assets & Liabilities, Net (3,529,622)
Net Assets 90,981,951
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2023, the total value of these securities amounted to $4,478,473, which represents 4.92% of total net assets.
(c) The rate shown is the seven-day current annualized yield at June 30, 2023.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT279_03_N01_(08/23)
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